Miller/Howard High Income Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 55.0%	Shares	Value
Biological Products, except Diagnostic Substances - 3.4%
Gilead Sciences, Inc. (d)	100,000	$7,606,000

Crude Petroleum Extraction - 4.6%
Equinor ASA - ADR (a)	250,000	6,640,000
Hess Midstream LP - Class A	100,000	3,748,000
		10,388,000

Electric Power Generation, Transmission and Distribution - 5.3%
Exelon Corp. (d)	130,000	4,836,000
Portland General Electric Co.	150,000	7,107,000
		11,943,000

Electric Services - 6.2%
Dominion Energy, Inc.	150,000	8,019,000
OGE Energy Corp.	150,000	5,815,500
		13,834,500

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 3.4%
Conagra Brands, Inc. (b)	250,000	7,580,000

Iron Ore Mining - 2.2%
Vale SA - ADR	455,000	4,936,750

Oil and Gas Extraction - 3.8%
Canadian Natural Resources Ltd.	240,000	8,515,200

Other Electric Power Generation - 5.3%
CMS Energy Corp. (d)	90,000	5,832,000
Edison International	75,000	6,000,750
		11,832,750

Pipeline Transportation of Natural Gas - 6.3%
Antero Midstream Corp. (a)	325,000	4,667,000
TC Energy Corp. (d)	220,000	9,330,200
		13,997,200

Semiconductors & Related Devices - 3.7%
Texas Instruments, Inc.	40,500	8,254,305

Support Activities for Mining - 3.0%
BHP Group Ltd. - ADR (a)	120,000	6,663,600

Surety Insurance - 3.7%
Old Republic International Corp. (a)	240,000	8,308,800

Tobacco Manufacturing - 2.1%
British American Tobacco Plc - ADR	135,000	4,811,400

Traveler Accommodation - 2.0%
Vail Resorts, Inc. (a)	25,000	4,550,250
TOTAL COMMON STOCKS (Cost $119,310,973)		123,221,755

MASTER LIMITED PARTNERSHIPS - 17.4%	Shares	Value
Investment Advice - 3.2%
AllianceBernstein Holding LP	204,000	7,199,160

Natural Gas Transmission - 11.7%
Energy Transfer L.P.	750,500	12,210,635
Enterprise Products Partners L.P.	150,000	4,329,000
MPLX LP (d)	224,000	9,591,680
		26,131,315

Pipelines (No Natural Gas) - 2.5%
Western Midstream Partners L.P.	140,000	5,728,800
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $24,551,942)		39,059,275

REAL ESTATE INVESTMENT TRUSTS - 13.2%	Shares	Value
Apple Hospitality REIT, Inc. (a)	380,000	5,620,200
Mid-America Apartment Communities, Inc.	60,000	8,386,200
Realty Income Corp. (a)	99,060	5,689,016
Ryman Hospitality Properties, Inc.	50,000	5,025,500
Sabra Health Care REIT, Inc.	300,000	4,869,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,940,655)		29,589,916

BUSINESS DEVELOPMENT COMPANIES - 4.2%	Shares	Value
Ares Capital Corp. (a)	200,000	4,188,000

Main Street Capital Corp. (a)	100,000	5,118,000
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $9,388,692)		9,306,000

SHORT-TERM INVESTMENTS - 31.5%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 19.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (c)	44,258,632	44,258,632

Money Market Funds - 11.7%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Class Institutional, 5.14% (c)	26,191,920	26,191,920
TOTAL SHORT-TERM INVESTMENTS (Cost $70,450,552)		70,450,552

TOTAL INVESTMENTS - 121.3% (Cost $252,642,814)		271,627,498
Liabilities in Excess of Other Assets - (21.3)%		(47,708,088)
TOTAL NET ASSETS - 100.0%		$223,919,410

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $43,058,919 which represented 19.2% of net assets.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)	All or a portion of the security is segregated as collateral at the broker on July 31, 2024. The value of the securities segregated as collateral is $33,392,880, which is 14.9% of total net assets.

Miller/Howard High Income Equity Fund
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (a)
Conagra Brands, Inc., Expiration: 08/16/2024; Exercise Price: $31.00 (b)(c)	$(5,457,600)	(1,800)	$(28,800)
TOTAL WRITTEN OPTIONS (Premiums received $30,602)			(28,800)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

At July 31, 2024, the Funds' assets carried at market value were classified as follows:

Miller/Howard High Income Equity Fund

	Level 1	Level 2	Level 3	Total
Assets (a)
Business Development Companies	$9,306,000	$-	$-	$9,306,000
Common Stock	123,221,755	-	-	123,221,755
Master Limited Partnerships	39,059,275	-	-	39,059,275
Real Estate Investment Trusts	29,589,916	-	-	29,589,916
Short-Term Investments (b)	26,191,920	-	-	26,191,920
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	44,258,632
Total Investments in Securities	$227,368,866	$-	$-	$271,627,498
Liabilities
Written Options	$(28,800)	$-	$-	$(28,800)

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at July 31, 2024.
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 2 or 3 securities during the period ended July 31, 2024.